Operating Expenses (Tables)	12 Months Ended
Dec. 31, 2024
Operating Expenses [Abstract]
Schedule of Operating Expenses
For the years ended December 31,	2024	2023	2022
Compensation and employee benefits(a)	$110,330	$117,917	$152,154
Other operating expenses(b)	59,465	48,120	52,831
Cost of sales(c)	37,972	38,515	54,004
Operating expenses	$207,767	$204,552	$258,989

(a)      Compensation and employee benefits included salaries, bonuses, commissions, post-employment benefits and charges arising from share-based compensation.

(b)      Other operating expenses included general and administrative expenses, marketing expenses, in-orbit insurance expenses, professional fees and facility costs. The balance for year ended December 31, 2024 included $1.8 million of leases not capitalized due to exemptions and variable lease payments not included in the measurement of the lease liabilities (December 31, 2023 — $1.7 million).

(c)      Cost of sales included the cost of third-party satellite capacity, the cost of equipment sales and other costs directly attributable to fulfilling the Company’s obligations under customer contracts.

Schedule of Cost of Equipment Sales Included in the Cost of Sales	The cost of equipment sales included in the cost of sales is as follows:
For the years ended December 31,	2024	2023	2022
Cost of equipment sale	$4,093	$7,546	$26,273